Stockholders' Equity - Additional Information 4 (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended							12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 PSU Awards [Member]	Dec. 31, 2013 2013 Three-year PSU Awards [Member]	Feb. 28, 2013 2013 Three-year PSU Awards [Member]	Feb. 14, 2013 2013 Three-year PSU Awards [Member]	Dec. 31, 2013 2013 Three-year PSU Awards [Member] Minimum [Member]	Dec. 31, 2013 2013 Three-year PSU Awards [Member] Maximum [Member]	Dec. 31, 2013 2012 Three-year PSU Awards [Member]	Dec. 31, 2012 2012 Three-year PSU Awards [Member]	Sep. 30, 2012 2012 Three-year PSU Awards [Member]	Sep. 01, 2012 2012 Three-year PSU Awards [Member]	Mar. 27, 2012 2012 Three-year PSU Awards [Member]	Dec. 31, 2013 2012 Three-year PSU Awards [Member] Minimum [Member]	Dec. 31, 2013 2012 Three-year PSU Awards [Member] Maximum [Member]	Dec. 31, 2013 2011 Three-year PSU Awards [Member]	Dec. 31, 2011 2011 Three-year PSU Awards [Member]	Mar. 11, 2011 2011 Three-year PSU Awards [Member]	Dec. 31, 2011 2011 Three-year PSU Awards [Member] Minimum [Member]	Dec. 31, 2011 2011 Three-year PSU Awards [Member] Maximum [Member]	Feb. 28, 2013 2010 Three-year PSU Awards [Member]	Dec. 31, 2013 2010 Three-year PSU Awards [Member]	Feb. 28, 2011 2009 Two-year PSU Awards [Member]	Dec. 31, 2011 2009 Two-year PSU Awards [Member]	Dec. 31, 2013 SLO Awards [Member]	Mar. 13, 2013 SLO Awards [Member]	Dec. 31, 2012 SLO Awards [Member]	Feb. 29, 2012 2009 Three-year PSU Awards [Member]	Dec. 31, 2012 2009 Three-year PSU Awards [Member]	Sep. 30, 2012 2005 Contingent Stock Plan [Member]	Feb. 29, 2012 2005 Contingent Stock Plan [Member]	Feb. 28, 2011 2005 Contingent Stock Plan [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member]	Dec. 31, 2012 2005 Contingent Stock Plan [Member]	Dec. 31, 2011 2005 Contingent Stock Plan [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] 2009 Two-year PSU Awards [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] 2009 Two-year PSU Awards [Member] Maximum [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] 2009 Three-year PSU Awards [Member]	Dec. 31, 2013 2005 Contingent Stock Plan [Member] 2009 Three-year PSU Awards [Member] Maximum [Member]	Sep. 01, 2013 2005 Contingent Stock Plan [Member] Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Period in the beginning of each year to award Performance Share Unit				90 days
Dividends accrued in other current liabilities				$ 1
Weighted average return on total share holders					35.00%						25.00%
Target level for the determination of performance goals and measures for adjusted EBITDA goal					65.00%
PSU awards performance period					3 years
PSU awards performance period beginning date					Jan. 01, 2013
PSU awards performance period Ending date					Dec. 31, 2015
Targeted number of common stock shares to be earned under the performance incentive plan					536,771					440,582								316,030													350,000
Shares to be issued as a percentage of target shares under the performance incentive plan								0.00%	200.00%						0.00%	200.00%				0.00%	200.00%	116.50%																200.00%		200.00%
Per share price of common stock						$ 22.21	$ 18.97						$ 14.27	$ 19.72					$ 26.18															$ 27.20	$ 17.19	$ 24.93
Valuation per share						$ 34.05	$ 25.19						$ 12.57	$ 23.40
Target level for the determination of performance goals and measures					100.00%				100.00%	100.00%					0.00%	92.00%	84.00%
Targeted number of common stock shares to be earned under the performance incentive plan at ROIC target level					187,870				348,901	110,145					0	202,668	132,733
Recordable incident rate to be achieved under additional goal											0.90 or better							1.20 or better
Average return on invested capital											50.00%
Growth of net trade sales											25.00%
Aggregate increase or decrease in the number of shares earned for all participants based on the performance										44,058								31,603
Shares granted												140,155	140,155	300,427
Increase or decrease in the number of shares earned for each participant based on the performance																		Up to 10% of the target
Targeted number of common stock shares to be earned under performance incentive plan at threshold for minimum payment																	0
Percentage targeted number of common stock shares net of forfeiture related to volume goal																	0.00%
Shares of common stock issued for the 2009 two-year PSU awards																						472,865	472,865	1,114,139	1,114,139				1,155,018	1,155,018				398,230	703,620	308,650
Acquired stock under 2005 contingent stock plan																						172,204										414,210	408,751
Shares Withheld for Minimum Tax Obligation in Treasury Stock at Fair Value																																					$ 12		$ 9
Restricted shares issued																															50,000
Shares expected to be issued																																									25,000
Share based compensation stock award premium	25.00%																									25.00%		25.00%
Restricted stock shares and restricted stock units included in SLO Award target																										103,437	72,538
Share based compensation expense recognized period	15 months
Awards vest at grant date	Mar. 15, 2014	Mar. 15, 2013	Mar. 15, 2012